5. GROUP STRUCTURE (Details 4)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subsidiary 1
Disclosure of subsidiaries [line items]
Subsidiary name	Corod
Country	Venezuela
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary name	CPB
Country	Argentina
Main activity	Generation
Direct and indirect participation	100.00%	100.00%
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary name	CPB Energía S.A.
Country	Argentina
Main activity	Generation
Direct and indirect participation	100.00%	100.00%
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary name	Ecuador TLC S.A.
Country	Ecuador
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary name	Edenor (2)
Country	Argentina
Main activity	Distribution of energy
Direct and indirect participation	52.18%	51.54%
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary name	Enecor S.A.
Country	Argentina
Main activity	Transportation of electricity
Direct and indirect participation	69.99%	69.99%
Subsidiary 7
Disclosure of subsidiaries [line items]
Subsidiary name	HIDISA
Country	Argentina
Main activity	Generation
Direct and indirect participation	61.00%	61.00%
Subsidiary 8
Disclosure of subsidiaries [line items]
Subsidiary name	HINISA
Country	Argentina
Main activity	Generation
Direct and indirect participation	52.04%	52.04%
Subsidiary 9
Disclosure of subsidiaries [line items]
Subsidiary name	PACOSA
Country	Argentina
Main activity	Distributor
Direct and indirect participation	100.00%	100.00%
Subsidiary 10
Disclosure of subsidiaries [line items]
Subsidiary name	PBI
Country	Bolivia
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 11
Disclosure of subsidiaries [line items]
Subsidiary name	PELSA (1)
Country	Argentina
Main activity	Oil
Direct and indirect participation		58.88%
Subsidiary 12
Disclosure of subsidiaries [line items]
Subsidiary name	Petrobras Energía Colombia Gran Cayman
Country	Colombia
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
Subsidiary 13
Disclosure of subsidiaries [line items]
Subsidiary name	Petrobras Energía Ecuador
Country	Gran Cayman
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 14
Disclosure of subsidiaries [line items]
Subsidiary name	Petrobras Energía Operaciones Ecuador
Country	Ecuador
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
Subsidiary 15
Disclosure of subsidiaries [line items]
Subsidiary name	Petrolera San Carlos S.A.
Country	Venezuela
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
Subsidiary 16
Disclosure of subsidiaries [line items]
Subsidiary name	PHA
Country	Spain
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 17
Disclosure of subsidiaries [line items]
Subsidiary name	PISA
Country	Uruguay
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 18
Disclosure of subsidiaries [line items]
Subsidiary name	PP
Country	Argentina
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 19
Disclosure of subsidiaries [line items]
Subsidiary name	PPSL
Country	Spain
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 20
Disclosure of subsidiaries [line items]
Subsidiary name	TGU
Country	Uruguay
Main activity	Gas transportation
Direct and indirect participation	100.00%	100.00%
Subsidiary 21
Disclosure of subsidiaries [line items]
Subsidiary name	Transelec
Country	Argentina
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Subsidiary 22
Disclosure of subsidiaries [line items]
Subsidiary name	Trenerec Energía Bolivia
Country	Bolivia
Main activity	Investment
Direct and indirect participation	100.00%
Subsidiary 23
Disclosure of subsidiaries [line items]
Subsidiary name	Trenerec
Country	Ecuador
Main activity	Investment
Direct and indirect participation	100.00%